SIGNIFICANT ACCOUNTING POLICIES - Summary of right-of-use assets and operating lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Operating lease ROU assets	$ 27.1	$ 21.5
Operating lease liabilities, current	8.8	8.7
Operating lease liabilities, long-term	21.0	17.4
Total operating lease liabilities	$ 29.8	$ 26.1